Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Clayton Street Trust
Prospectus Date	rr_ProspectusDate	May 01, 2020
Protective Life Dynamic Allocation Series - Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PORTFOLIO SUMMARY Protective Life Dynamic Allocation Series – Growth Portfolio
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Protective Life Dynamic Allocation Series – Growth Portfolio (“Growth Portfolio”) seeks total return through growth of capital, balanced by capital preservation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Shares of the Portfolio. Owners of variable annuity contracts that invest in Shares of the Portfolio should refer to the variable annuity contract prospectus for a description of fees and expenses, as the following table and examples do not reflect deductions at the separate account level or contract level for any charges that may be incurred under a contract. Inclusion of these charges would increase the fees and expenses described below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover rate was 258% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	258.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	“Acquired Fund” refers to any underlying fund (including, but not limited to, exchange-traded funds) in which the Portfolio invests or has invested during the period. Acquired fund fees and expenses are indirect expenses the Portfolio incurs as a result of investing in shares of an underlying fund. The Portfolio’s “Total Annual Fund Operating Expenses” may not correlate to the “ratio of gross expenses to average net assets” presented in the Financial Highlights table because that ratio includes only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in Acquired Funds.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses (including the operating expenses of the underlying funds) without waivers remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following Example is based on expenses without waivers. The Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Portfolio seeks to achieve its investment objective by investing in a dynamic portfolio of exchange-traded funds (“ETFs”) (also referred to in this Prospectus as “underlying ETFs”) across seven different equity asset classes and an allocation to short-duration investments (the “Variable Short-Duration Allocation”) which can include cash, money market instruments and short-duration affiliated and unaffiliated underlying ETFs (“short-duration investments”). The equity asset classes and the Variable Short-Duration Allocation are adjusted weekly based on market conditions pursuant to a proprietary, quantitative-based allocation program (the “Allocation Adjustment Program”). Over the long term, and when fully invested, the Portfolio seeks to maintain an asset allocation of approximately 100% global equity investments, which includes specific targeted allocations to large-, mid-, or small-capitalization companies, U.S. based and non-U.S. based companies (including those with exposure to emerging markets).

The Allocation Adjustment Program
The Allocation Adjustment Program, a proprietary methodology co-developed by Janus Capital and Protective Life, allocates the Portfolio’s assets on a weekly basis among seven different equity asset classes and the Variable Short-Duration Allocation, based on historical market indicators.

The Portfolio’s asset allocation is intended to diversify investments throughout the world among equity investments and mitigate market risk by adjusting equity investments between market exposure and short-duration investments. The portfolio managers oversee the Allocation Adjustment Program and are responsible for the day-to-day management of the Portfolio. Within the parameters of each asset class’ allocation relative to the Portfolio’s total assets, and the target allocation ranges within each asset class, the portfolio managers review the allocation of Portfolio assets in the underlying ETFs and may, without shareholder notice, cease investing in one or more underlying ETFs, modify the underlying ETFs’ weightings or add or substitute other underlying ETFs that provide similar investment exposure, to emphasize and mitigate risk exposures that may arise as a result of the implementation of the allocations.

At no time will an individual asset class exposure be less than zero (i.e., no short exposure), and generally an asset class exposure will not be greater than its maximum target allocation, except due to market movements between periodic rebalancing of the Portfolio. To the extent market movements between periodic rebalancing of the Portfolio results in an asset class exposure in excess of its maximum target allocation, the Portfolio will continue to buy and sell assets reflecting the Portfolio’s current composition as it manages purchase and redemption orders for the Portfolio, and when it implements trades directed by the weekly Allocation Adjustment Program.

The portfolio managers may change the Portfolio’s allocations among the asset classes without shareholder notice, unless Janus Capital determines it would be a material change to the Portfolio’s investment strategy, in which case shareholders would receive advance notice.

The Underlying ETFs
The Portfolio will obtain the desired market exposure by investing primarily in unaffiliated ETFs that seek to track the performance of one or more broad-based indices, using a passive investment strategy. Because it invests primarily in ETFs, the Portfolio is considered a “fund of funds.” The Portfolio will normally allocate its investments to underlying ETFs to diversify investments throughout the world and provide varying exposure to large-, mid-, or small-capitalization companies, U.S. based and non-U.S. based companies (including those with exposure to emerging markets). As noted above, the Portfolio may invest in short-duration affiliated and unaffiliated underlying ETFs within its Variable Short-Duration Allocation to seek to mitigate market risk associated with its equity allocation.

The table below shows, for each asset class, the ETFs in which the Portfolio, as of the date of this Prospectus, expects to invest. The portfolio managers may choose in their sole discretion, without shareholder notice, to remove, add or substitute other ETFs that provide similar investment exposure in order to obtain the desired market exposure, to further diversify and/or mitigate risk for the Portfolio, or for other reasons, including the liquidity of one or more of the ETFs.

Asset Class		Potential Underlying ETFs+
Global Equity Investments (Stocks)	Asset Class Target Allocation Within the Portfolio(1)	Exchange-Traded Funds	Ticker
U.S. Large Cap Equity	40.00%	SPDR® S&P 500® ETF iShares® Core S&P 500 ETF* Vanguard S&P 500 ETF	SPY IVV VOO
U.S. Small Cap Equity	15.00%	iShares® Russell 2000 ETF* iShares® Core S&P Small-Cap ETF*	IWM IJR
U.S. High Growth Equity	15.00%	Invesco QQQ TrustSM, Series 1	QQQ
U.K. Equity	10.00%	iShares® MSCI United Kingdom ETF* Franklin FTSE United Kingdom ETF	EWU FLGB
European Equity	10.00%	SPDR® Euro Stoxx 50® ETF Vanguard FTSE Europe ETF JPMorgan BetaBuilders Europe ETF Franklin FTSE Europe ETF	FEZ VGK BBEU FLEE
Japan Equity	5.00%	iShares® MSCI Japan ETF* Franklin FTSE Japan ETF JPMorgan BetaBuilders Japan ETF	EWJ FLJP BBJP
Asia Equity, ex-Japan	5.00%	iShares® MSCI All Country Asia ex-Japan ETF* Franklin FTSE Asia ex Japan ETF JPMorgan BetaBuilders Developed Asia ex-Japan ETF	AAXJ FLAX BBAX
Intermediate- and Long-Duration Fixed-Income Investments (Bonds)	N/A	iShares® Core U.S. Aggregate Bond ETF* Vanguard Total Bond Market ETF	AGG BND
Short-Duration Fixed-Income Investments	N/A	Janus Henderson Short-Duration Income ETF JPMorgan Ultra-Short Income ETF PIMCO Enhanced Short Maturity Active ETF Invesco Ultra Short-Duration ETF	VNLA JPST MINT GSY

(1) Represents the target allocation to the respective asset class as a percentage of the Portfolio’s total assets plus, with respect to the equity classes, the remainder, if any, held in short-duration investments.
* iShares® is a registered trademark of BlackRock (BlackRock, Inc. and its subsidiaries).
+ The investment advisers, sponsors and distributors of the Underlying ETFs, and the Underlying ETFs themselves, do not make any representations regarding the advisability of investing in any of the Underlying ETFs.

Refer to Appendix A in this Prospectus for a brief description of the investment objective and strategies of each of the potential underlying ETFs in which the Portfolio, as of the date of this Prospectus, expects to invest.

As a result of its investments in the underlying ETFs, the Portfolio will have exposure to foreign markets, including emerging markets (which include, but are not limited to, Asia, China, Europe, India, Japan, North America, and South Korea) and various economic sectors (which include, but are not limited to, consumer discretionary, consumer staples, energy, financials, healthcare, industrials, and information technology). Please refer to “Principal Investment Risks – Main Risks Associated with the Underlying ETFs and Securities” and “Additional Information About the Portfolios – Risks of the Portfolios – Risks Associated with the Underlying ETFs and Securities” in this Prospectus for more detail.

Variable Short-Duration Allocation
The Portfolio’s Variable Short-Duration Allocation may be as low as 0% or as high as 100% of its assets, depending on prevailing market conditions and the weekly results of the Allocation Adjustment Program. Under normal circumstances, the Portfolio expects the Variable Short-Duration Allocation to be comprised of or provide exposure to securities with varying maturities and an average duration of 2 years or less. Permissible short-duration investments include cash, money market instruments (eligible securities, as defined by Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”)) determined by Janus Capital to present minimal credit risk, affiliated or unaffiliated money market funds and/or investments in affiliated and unaffiliated underlying ETFs that invest in a portfolio of fixed-income instruments across a broad range of sectors and geographies while maintaining a short-duration portfolio. These underlying ETFs primarily invest in investment grade debt securities including, among others, short-term instruments, such as commercial paper and repurchase agreements, mortgage-backed securities, asset-backed securities, including collateralized debt obligations, and derivatives. The underlying ETFs may also invest in high yield (or “junk”) bonds. The Portfolio’s short-duration investments may include securities of U.S. and foreign public- and private-sector issuers.

The Portfolio may also invest its cash in a cash sweep program, an arrangement in which the Portfolio’s uninvested cash balance is used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles at the end of each day.

The portfolio managers’ selection of investments for the Variable Short-Duration Allocation among short-duration affiliated ETFs, short-duration unaffiliated ETFs, money market instruments and cash may be based on a variety of factors, including prevailing market conditions, to seek to enhance total return and managing risk.

The Portfolio may lend portfolio securities on a short-term or long-term basis, in an amount equal to up to one-third of its total assets as determined at the time of the loan origination.
Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The biggest risk is that the Portfolio’s returns will vary, and you could lose money. The Portfolio is designed for long-term investors seeking growth of capital, balanced by capital preservation. Investments in a portfolio with common stock exposure tend to be more volatile than many other investment choices.

Main Risks Associated with the Portfolio

Allocation Risk.  The Portfolio’s ability to achieve its investment objective depends largely upon the Portfolio’s allocation of assets among the underlying ETFs and short-duration investments, using the Allocation Adjustment Program (a quantitative-based process that allocates equity investments between market exposure and short-duration investments, based on historical market indicators). You could lose money on your investment in the Portfolio as a result of these allocations. The Portfolio will typically invest in a range of different underlying ETFs and short-duration investments; however, to the extent that the Portfolio invests a significant portion of its assets in a single underlying ETF, it will be more sensitive to the risks associated with that underlying ETF and any investments in which that underlying ETF focuses. To the extent the Portfolio’s assets are allocated to short-duration investments, the Portfolio will be subject to risks associated with those investments, may generate returns that are lower than inflation and, in periods of rising market prices, the Portfolio may be unable to participate in such price increases as fully as it may have if its assets were allocated to the equity asset classes.

Investment Process Risk.  No assurance can be given that the Portfolio’s investment strategy will be successful under all or any market conditions. Janus Capital has limited prior experience using the Allocation Adjustment Program, a proprietary methodology co-developed by Janus Capital and Protective Life. Although the Allocation Adjustment Program is designed to achieve the Portfolio’s investment objective, there is no guarantee that it will achieve the desired results, and there is a risk that it may not be successful in identifying how the Portfolio’s assets should be adjusted to reduce the risk of loss in down markets while participating in the upside growth of markets. Historical performance does not indicate future performance, and the assumption that markets will continue to rise or fall based on historical market indicators may prove to be incorrect under certain market conditions. In such cases, implementing a signal from the Allocation Adjustment Program may result in maintaining or increasing market exposure (or a reduction in exposure), might not provide the intended results, and may adversely impact the Portfolio’s performance.

Fund of Funds Structure Risk.  The Portfolio pursues its investment objective by investing its assets in the underlying ETFs or short-duration investments. The allocation of the Portfolio’s assets to underlying ETFs may not be successful in achieving the Portfolio’s investment objective. There is a risk that you may experience lower returns by investing in the Portfolio instead of investing directly in an underlying ETF. The Portfolio’s returns are directly related to the aggregate performance and expenses of the underlying ETFs in which it invests. The Portfolio, as a shareholder in an underlying ETF, will indirectly bear its pro rata share of the expenses incurred by the underlying ETF. The Portfolio’s return will be net of these expenses, and these expenses may be higher or lower depending upon the allocation of the Portfolio’s assets among the underlying ETFs and the actual expenses of the underlying ETFs. There is additional risk for the Portfolio with respect to aggregation of holdings of underlying ETFs. The aggregation of holdings of underlying ETFs may result in the Portfolio indirectly having increased exposure to a particular industry, geographical sector, or single company. Such indirect exposure may have the effect of increasing the volatility of the Portfolio’s returns. The Portfolio does not control the investments of the underlying ETFs, or any indirect exposure that occurs as a result of the underlying ETFs following their investment objectives.

Affiliated Underlying Fund Risk.  Janus Capital may invest in certain underlying affiliated ETFs and money market funds as investments for the Portfolio. Janus Capital will generally receive fees for managing such funds, in addition to the fees paid to Janus Capital by each Portfolio. The payment of such fees by underlying affiliated funds creates a conflict of interest when selecting underlying affiliated funds for investment in the Portfolio. Janus Capital, however, is a fiduciary to each Portfolio and its shareholders and is legally obligated to act in their best interest when selecting underlying affiliated funds. In addition, Janus Capital has contractually agreed to waive and/or reimburse a portion of the Portfolio’s management fee in an amount equal to the management fee it earns as an investment adviser to any of the affiliated registered investment companies (including ETFs) in which the Portfolio invests.

Risks of Holding Short-Duration Investments.  To the extent the Portfolio’s assets are allocated to short-duration investments, the Portfolio may be subject to the following risks:
  Credit Quality Risk.  The value of the securities which the Portfolio may hold may fall based on an issuer’s actual or perceived creditworthiness, or an issuer’s ability to meet its obligations. The credit quality of the Portfolio’s holdings can change rapidly in certain market environments and any downgrade or default of a portfolio security could result in a decline in the Portfolio’s income and potentially in the value of the Portfolio’s investments.
  Counterparty Risk.  Portfolio transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Portfolio (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Portfolio. The Portfolio may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The Portfolio may be exposed to counterparty risk through its investments in certain securities, including, but not limited to, repurchase agreements and debt securities. The Portfolio intends to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Portfolio focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.
Additionally, to the extent the Portfolio purchases shares of affiliated or non-affiliated money market funds, or cash management pooled investment vehicles, it would bear its pro rata portion of such fund’s expenses, in addition to the expenses the Portfolio bears directly in connection with its own operation.

Securities Lending Risk.  The Portfolio may seek to earn additional income through lending its securities to certain qualified broker-dealers and institutions. There is the risk that when portfolio securities are lent, the securities may not be returned on a timely basis, and the Portfolio may experience delays and costs in recovering the security or gaining access to the collateral provided to the Portfolio to collateralize the loan. If the Portfolio is unable to recover a security on loan, the Portfolio may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Portfolio.

Portfolio Turnover Risk.  Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups, and other transaction costs. Higher costs associated with increased portfolio turnover also may have a negative effect on a Portfolio’s performance. Due to operation of the allocation adjustment program, the Portfolio may experience higher portfolio turnover as the result of equity market volatility.

Main Risks Associated with the Underlying ETFs and Securities

The biggest risk is that the underlying ETFs’ returns will vary, and you could lose money. There can be no assurance that an underlying ETF will achieve its investment objective. Additional information is available in the underlying ETFs’ prospectuses and statements of additional information available on the SEC’s website at http://www.sec.gov.

Exchange-Traded Funds Risk.  ETFs are typically open-end investment companies, which may seek to track the performance of a specific index or be actively managed. ETFs are traded on a national securities exchange at market prices that may vary from the net asset value (“NAV”) of their underlying investments. Accordingly, there may be times when an ETF trades at a premium or discount to NAV. As a result, the Portfolio may pay more or less than NAV when it buys ETF shares, and may receive more or less than NAV when it sells those shares. ETFs also involve the risk that an active trading market for an ETF’s shares may not develop or be maintained. Similarly, because the value of ETF shares depends on the demand in the market, the Portfolio may not be able to purchase or sell an ETF at the most optimal time, which could adversely affect the Portfolio’s performance. In addition, ETFs that track particular indices may be unable to match the performance of such underlying indices due to the temporary unavailability of certain index securities in the secondary market or other factors, such as discrepancies with respect to the weighting of securities. Trading of an underlying ETF’s shares may be halted by the activation of individual or market-wide “circuit breakers” (which halt trading for a specific period of time when the price of a particular security or overall market prices decline by a specified percentage). Trading of an ETF’s shares may also be halted if (1) the shares are delisted from an exchange without first being listed on another exchange or (2) exchange officials determine that such action is appropriate in the interest of a fair and orderly market or for the protection of investors.

Market Risk.  The market price of investments owned by the Portfolio or an underlying ETF may go up or down. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole, and its impact on specific securities held by the underlying ETFs will vary. Market risk may be magnified if certain social, political, economic and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) adversely interrupt the global economy and financial markets.

Equity Securities Risk.  Up to 100% of the Portfolio’s assets may be allocated to equity investments through investments in underlying ETFs. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. The value of an underlying ETF’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of an underlying ETF’s portfolio could also decrease if there are deteriorating economic or market conditions or perceptions regarding the industries in which the issuers of securities the underlying ETF holds participate.

Passive Investment Risk.  Certain of the underlying ETFs are not actively managed and therefore an underlying ETF might not sell shares of a security due to current or projected underperformance of a security, industry, or sector, unless that security is removed from the index or the selling of shares is otherwise required upon a rebalancing of the index the underlying ETF seeks to track. Maintaining investments in securities without attempting to take defensive positions, regardless of market conditions or the performance of individual securities, could cause an underlying ETF’s return to be lower than if it had employed an active strategy.

Fixed-Income Securities Risk.  Up to 100% of the Portfolio’s assets may be invested in short-duration fixed-income securities, including through investments in underlying ETFs. Typically, the values of fixed-income securities change inversely with prevailing interest rates. Therefore, a fundamental risk of fixed-income securities is interest rate risk, which is the risk that the value of such securities will generally decline as prevailing interest rates rise, which may cause an underlying ETF’s net asset value to likewise decrease. How specific fixed-income securities may react to changes in interest rates will depend on the specific characteristics of each security.The Portfolio may be subject to heightened interest rate risk in times of monetary policy change and uncertainty, such as when the Federal Reserve Board ends a quantitative easing program and/or raises interest rates. The conclusion of quantitative easing and/or rising interest rates may expose fixed-income markets to increased volatility and may reduce the liquidity of certain Portfolio investments. These developments could cause the Portfolio’s net asset value to fluctuate or make it more difficult for the Portfolio to accurately value its securities. Fixed-income securities are also subject to credit risk, income risk, call risk, prepayment risk, extension risk, valuation risk, and liquidity risk.
  Credit risk is the risk that the credit strength of an issuer of a fixed-income security will weaken and/or that the issuer will be unable to make timely principal and interest payments and that the security may go into default.
  Income risk is the risk that an underlying ETF’s income may decline when interest rates fall, or when there is a change in an underlying ETF’s investments because (i) the bonds in the underlying ETF’s portfolio mature and it subsequently invests in lower-yielding bonds, (ii) the bonds in the ETF’s underlying index are substituted, or (iii) the underlying ETF otherwise needs to purchase additional bonds.
  Call risk is the risk that during periods of falling interest rates, an issuer of a callable bond held by an underlying ETF may “call” or repay the security before its stated maturity, and the underlying ETF may have to reinvest the proceeds at lower interest rates, resulting in a decline in the underlying ETF’s income.
  Prepayment risk is the risk that during periods of falling interest rates, certain fixed-income securities with higher interest rates, such as mortgage- and asset-backed securities, may be prepaid by their issuers thereby reducing the amount of interest payments.
  Extension risk is the risk that during periods of rising interest rates, certain debt obligations may be paid off more slowly than expected and the value of those securities may fall sharply, resulting in a decline in an underlying ETF’s income and potentially in the value of an underlying ETF’s investments.
  Valuation risk is the risk that one or more of the fixed-income securities in which an underlying ETF invests are priced differently than the value realized upon such security’s sale. In times of market instability, valuation may be more difficult.
  Liquidity risk is the risk that fixed-income securities may be difficult or impossible to sell at the time that an underlying ETF seeks to sell. Liquidity risk may be increased to the extent that an underlying ETF invests in Rule 144A and restricted securities.
High-Yield/High-Risk Bonds.  A high-yield/high-risk bond (also called a “junk” bond) is a bond rated below investment grade by major rating agencies (i.e., BB+ or lower by Standard & Poor’s Ratings Services (“Standard & Poor’s”) and Fitch, Inc. (“Fitch”), or Ba or lower by Moody’s Investors Service, Inc. (“Moody’s”)) or is an unrated bond of similar quality. High-yield/high-risk bonds are considered speculative and may be more sensitive than other types of bonds to economic changes, political changes, or adverse developments specific to the company that issued the bond, which may adversely affect their value.

Derivatives Risk.  Derivatives, such as swaps, forwards, futures, and options, involve risks in addition to the risks of the underlying referenced securities or asset. Gains or losses from a derivative investment can be substantially greater than the derivative’s original cost and can therefore involve leverage. Leverage may cause an underlying ETF to be more volatile than if it had not used leverage. Because most derivatives are not currently eligible to be transferred in-kind, an underlying ETF may be subject to increased liquidity risk to the extent its derivative positions become less liquid. Derivatives also involve the risk that the counterparty to the derivative transaction will default on its payment obligations. While use of derivatives to hedge can reduce or eliminate losses, it can also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by the portfolio managers or if the cost of the derivative outweighs the benefit of the hedge. The risks associated with derivatives may be heightened when they are used to enhance an underlying ETF’s return rather than solely for hedging purposes. Changes in laws or regulations may make the use of derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the use, value or performance of derivatives.

Foreign Exposure Risk.  Certain underlying ETFs may have significant exposure to foreign markets, including emerging markets, as a result of their investments in foreign securities, which can be more volatile than the U.S. markets. As a result, an underlying ETF’s returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing, natural disaster or epidemic in one or more countries or regions where an underlying ETF has invested a significant amount of its assets may have a greater effect on an underlying ETF’s performance than it would in a more geographically diversified portfolio. An underlying ETF’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Risk of Investing in Europe.  Certain underlying ETFs may have significant exposure to European markets. Developed and emerging market countries in Europe will be significantly affected by the fiscal and monetary controls of the European Monetary Union. Changes in regulations on trade, decreasing imports or exports, changes in the exchange rate of the euro, and recessions among European countries may have a significant adverse effect on the economies of other European countries including those of Eastern Europe. The markets in Eastern Europe remain relatively undeveloped and can be particularly sensitive to political and economic developments.

Risk of Investing in Japan.  The Japanese economy may be subject to considerable degrees of economic, political, and social instability, which could have a negative impact on Japanese securities. Since the year 2000, Japan’s economic growth rate has remained relatively low, and it may remain low in the future. In addition, Japan is subject to the risk of natural disasters, such as earthquakes, volcanic eruptions, typhoons, and tsunamis, which could negatively affect an underlying ETF’s investment.

Risk of Investing in Asia.  Investments in securities of issuers in certain Asian countries involve risks that are specific to Asia, including certain legal, regulatory, political, and economic risks. Certain Asian countries have experienced expropriation and/or nationalization of assets, confiscatory taxation, political instability, armed conflict and social instability as a result of religious, ethnic, socio-economic and/or political unrest. Some economies in this region are dependent on a range of commodities, and are strongly affected by international commodity prices and particularly vulnerable to price changes for these products. The market for securities in this region may also be directly influenced by the flow of international capital, and by the economic and market conditions of neighboring countries. Many Asian economies have experienced rapid growth and industrialization, and there is no assurance that this growth rate will be maintained. Some Asian economies are highly dependent on trade and economic conditions in other countries can impact these economies.

Risk of Investing in the United Kingdom.  Certain underlying ETFs may have significant exposure to the United Kingdom. Investments in British issuers may subject an underlying ETF to regulatory, political, currency, security, and economic risk specific to the United Kingdom. The United Kingdom has one of the largest economies in Europe, and the United States and other European countries are substantial trading partners of the United Kingdom. As a result, the British economy may be impacted by changes to the economic health of the United States and other European countries. The risk of investing in British issuers may also be heightened due to the withdrawal agreement, which came into force in January 2020, in which the United Kingdom ended its membership in the European Union (“EU”) (commonly known as “Brexit”) and entered an 11-month transition period. There is considerable uncertainty relating to the consequences of the exit and how negotiations for new trade agreements will be conducted or whether a new trade deal will be reached by the end of the transition period. During this period of uncertainty, the negative impact on not only the United Kingdom and European economies, but the broader global economy, could be significant, potentially resulting in increased volatility and illiquidity and lower economic growth for companies that rely significantly on the United Kingdom and/or Europe for their business activities and revenues. Any further exits from the EU, or an increase in the belief that such exits are likely or possible, would likely cause additional market disruption globally and introduce new legal and regulatory uncertainties.

Focus Risk.  To the extent that an underlying ETF’s investments are focused in the securities of a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class, the underlying ETF may be susceptible to an increased risk of loss, including losses due to adverse events that affect the underlying ETF’s investments more than the market as a whole.

Large-Capitalization Companies Risk.  Certain underlying ETFs’ investments in securities issued by large-capitalization companies will be subject to the risk that returns on stocks of large companies could trail the returns on investments in stocks of small- and mid-sized companies. Large-cap stocks tend to go through cycles of doing better – or worse – than other segments of the stock market or the stock market in general. These periods have, in the past, lasted for as long as several years.

Small- and Mid-Sized Companies Risk.  Certain underlying ETFs’ investments in securities issued by small- and mid-sized companies, which can include smaller, start-up companies offering emerging products or services, may involve greater risks than are customarily associated with larger, more established companies. Securities issued by small- and mid-sized companies tend to be more volatile and somewhat more speculative than securities issued by larger or more established companies and may underperform as compared to the securities of larger companies.

Mortgage- and Asset-Backed Securities Risk.  A Portfolio or underlying ETF may invest in mortgage-backed securities, some of which may not be backed by the full faith and credit of the U.S. Government. Mortgage-backed securities are subject to prepayment risk and extension risk and thus react differently to changes in interest rates than other bonds. The value of a Portfolio’s or underlying ETF’s investment in asset-backed securities may be adversely affected by changes in interest rates, factors concerning the interests in and structure of the issuer or originator of the receivables, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds, or other credit or liquidity enhancements, and/or the market’s assessment of the quality of the underlying assets.

Illiquid Investment Risk.  To the extent the Portfolio or underlying ETF invests in illiquid investments or investments that become less liquid, such investments may have a negative effect on the returns of the Portfolio or underlying ETF because the Portfolio or underlying ETF may be unable to sell the illiquid investment at an advantageous time or price.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	The biggest risk is that the Portfolio’s returns will vary, and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the Portfolio by showing how the Portfolio’s performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Portfolio’s average annual returns for the periods indicated to a broad-based securities market index. The index is not available for direct investment. All figures assume reinvestment of dividends and distributions.

The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Updated performance information is available at https://janushenderson.com/clayton-street-trust or by calling 1-800-668-0434.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Portfolio by showing how the Portfolio’s performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table compares the Portfolio’s average annual returns for the periods indicated to a broad-based securities market index. The index is not available for direct investment. All figures assume reinvestment of dividends and distributions.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-668-0434
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://janushenderson.com/clayton-street-trust
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns (calendar year-end)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 4th Quarter 2019 8.87% Worst Quarter: 4th Quarter 2018 –10.03%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended 12/31/19)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The Portfolio’s primary benchmark index is the MSCI All Country World IndexSM. The index is described below.
  The MSCI All Country World IndexSM is an unmanaged, free float-adjusted, market capitalization weighted index composed of stock companies located in countries throughout the world. It is designed to measure equity market performance in global developed and emerging markets. The index includes reinvestment of dividends, net of foreign withholding taxes.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available at https://janushenderson.com/clayton-street-trust or by calling 1-800-668-0434.
Protective Life Dynamic Allocation Series - Growth Portfolio | Protective Life Dynamic Allocation Series - Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Protective Life Dynamic Allocation Series - Growth Portfolio
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.42%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.18%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.25%	[2],[3]
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.35%)	[2],[3]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.90%	[2],[3]
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Protective Life Dynamic Allocation Series - Growth Portfolio
1 Year	rr_ExpenseExampleYear01	$ 127
3 Years	rr_ExpenseExampleYear03	397
5 Years	rr_ExpenseExampleYear05	686
10 Years	rr_ExpenseExampleYear10	$ 1,511
2017	rr_AnnualReturn2017	22.82%
2018	rr_AnnualReturn2018	(3.65%)
2019	rr_AnnualReturn2019	12.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.87%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.03%)
Average Annual Return, Column Name	rr_AverageAnnualReturnColumnName	Protective Life Dynamic Allocation Series - Growth Portfolio
1 Year	rr_AverageAnnualReturnYear01	12.00%
Since Inception	rr_AverageAnnualReturnSinceInception	9.86%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 07, 2016
Protective Life Dynamic Allocation Series - Growth Portfolio | MSCI All Country World Index℠ (reflects no deduction for expenses, fees or taxes, except foreign withholding taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI All Country World Index℠
1 Year	rr_AverageAnnualReturnYear01	26.60%
Since Inception	rr_AverageAnnualReturnSinceInception	12.58%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 07, 2016

[1]	“Acquired Fund” refers to any underlying fund (including, but not limited to, exchange-traded funds) in which the Portfolio invests or has invested during the period. Acquired fund fees and expenses are indirect expenses the Portfolio incurs as a result of investing in shares of an underlying fund. The Portfolio’s “Total Annual Fund Operating Expenses” may not correlate to the “ratio of gross expenses to average net assets” presented in the Financial Highlights table because that ratio includes only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in Acquired Funds.
[2]	Janus Capital has contractually agreed to waive and/or reimburse a portion of the Portfolio’s management fee in an amount equal to the management fee it earns as an investment adviser to any of the affiliated registered mutual funds (including ETFs) in which the Portfolio invests. The fee waiver agreement will remain in effect through May 1, 2021. Janus Capital may not recover amounts previously waived or reimbursed that are related to investments in investments affiliated registered mutual funds (including ETFs). The fee waiver agreement may be modified or terminated prior to this date only at the discretion of the Board of Trustees. Please see “Management Expenses” for additional information.
[3]	Janus Capital has contractually agreed to waive its investment advisory fee and/or reimburse Portfolio expenses to the extent that the Portfolio’s total annual fund operating expenses (excluding the distribution and shareholder servicing fees, administrative services fees payable pursuant to the Transfer Agency Agreement, brokerage commissions, interest, dividends, taxes, and extraordinary expenses) exceed 0.55% until at least May 1, 2021. The contractual waiver may be terminated or modified prior to this date only at the discretion of the Board of Trustees. Janus Capital may recover from the Portfolio fees and expenses previously waived or reimbursed during the period beginning with the Portfolio’s commencement of operations and expiring on the third anniversary of the commencement of operations (April 7, 2019). Janus Capital may elect to recoup such amounts only if: (i) recoupment is obtained within three years from the date an amount is waived or reimbursed to the Portfolio, and (ii) the Portfolio’s expense ratio at the time of recoupment, inclusive of the recoupment amounts, does not exceed the expense limit at the time of waiver or at the time of recoupment.